Financial instruments (Details 8) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Current lease liabilities	$ 7,694
Non-current lease liabilities	30,203
Lease liabilities	37,897	$ 45,115	$ 0
Buildings [member]
Financial instruments [Line Items]
Current lease liabilities	2,887
Non-current lease liabilities	23,299
Lease liabilities	26,186		0
Vehicles [Member]
Financial instruments [Line Items]
Current lease liabilities	852
Non-current lease liabilities	2,530
Lease liabilities	3,382		0
Machinery [member]
Financial instruments [Line Items]
Current lease liabilities	3,955
Non-current lease liabilities	4,374
Lease liabilities	8,329		$ 0
Not later than one month [member]
Financial instruments [Line Items]
Current lease liabilities	659
Not later than one month [member] | Buildings [member]
Financial instruments [Line Items]
Current lease liabilities	262
Not later than one month [member] | Vehicles [Member]
Financial instruments [Line Items]
Current lease liabilities	70
Not later than one month [member] | Machinery [member]
Financial instruments [Line Items]
Current lease liabilities	327
Later than one month and not later than three months [member]
Financial instruments [Line Items]
Current lease liabilities	1,999
Later than one month and not later than three months [member] | Buildings [member]
Financial instruments [Line Items]
Current lease liabilities	795
Later than one month and not later than three months [member] | Vehicles [Member]
Financial instruments [Line Items]
Current lease liabilities	211
Later than one month and not later than three months [member] | Machinery [member]
Financial instruments [Line Items]
Current lease liabilities	993
Later than three months and not later than one year [member]
Financial instruments [Line Items]
Current lease liabilities	5,036
Later than three months and not later than one year [member] | Buildings [member]
Financial instruments [Line Items]
Current lease liabilities	1,830
Later than three months and not later than one year [member] | Vehicles [Member]
Financial instruments [Line Items]
Current lease liabilities	571
Later than three months and not later than one year [member] | Machinery [member]
Financial instruments [Line Items]
Current lease liabilities	2,635
Less than 1 year [member]
Financial instruments [Line Items]
Non-current lease liabilities	20,030
Less than 1 year [member] | Buildings [member]
Financial instruments [Line Items]
Non-current lease liabilities	13,507
Less than 1 year [member] | Vehicles [Member]
Financial instruments [Line Items]
Non-current lease liabilities	2,530
Less than 1 year [member] | Machinery [member]
Financial instruments [Line Items]
Non-current lease liabilities	3,993
Later than five years [member]
Financial instruments [Line Items]
Non-current lease liabilities	10,173
Later than five years [member] | Buildings [member]
Financial instruments [Line Items]
Non-current lease liabilities	9,792
Later than five years [member] | Vehicles [Member]
Financial instruments [Line Items]
Non-current lease liabilities	0
Later than five years [member] | Machinery [member]
Financial instruments [Line Items]
Non-current lease liabilities	$ 381